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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[x]	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2023 to December 31, 2023

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Date of Report (Date of earliest event reported) February 12, 2024

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BANK OF MONTREAL

(Exact name of securitizer as specified in its charter)

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025-00980	0000927971

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Paras Jhaveri, Global Head, Capital Management and Funding

(647) 291-3771

Name and telephone number, including area code, of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

[ ]   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________

Central Index Key Number of underwriter (if applicable): ____________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

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Bank of Montreal, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period January 1, 2023 to December 31, 2023.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

The securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BANK OF MONTREAL (Securitizer)

	By:	/s/ Paras Jhaveri
Name: Paras Jhaveri
Title: Global Head, Capital Management and Funding

Date: February 12, 2024